Columbia Variable Portfolio – Strategic Income Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 11.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	750,000	765,203
Series 2024-A Class A
02/15/2029	5.610%	500,000	505,624
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	6.381%	637,487	637,927
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	6.494%	374,986	375,254
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.433%	200,000	200,014
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	6.381%	423,676	423,930
Series 2015-4A Class A3RR
3-month Term SOFR + 1.400% Floor 1.400% 10/15/2030	6.701%	750,000	750,784
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	6.360%	500,000	500,314
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	12.044%	250,000	244,252
Series 2021-7A Class E
3-month Term SOFR + 7.012% Floor 6.750% 01/22/2035	12.294%	250,000	247,373
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month Term SOFR + 6.762% Floor 6.500% 01/15/2035	12.063%	250,000	246,869
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.813%	250,000	244,362
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	6.382%	935,783	936,231
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	626,820	628,413
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	400,000	400,274
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	543,332	545,140
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	232,665	233,493
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	6.533%	409,505	409,914
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	208,907	209,079
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	500,000	501,578
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	500,000	501,043
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	7.136%	750,000	753,346
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	9.063%	400,000	400,627

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	6.832%	400,000	400,225
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	143,198	143,935
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	466,360	469,703
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	12.044%	300,000	293,873
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month Term SOFR + 6.962% Floor 6.700% 10/20/2034	12.244%	250,000	249,469
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	6.508%	409,779	410,196
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	499,909	509,599
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	549,859	558,632
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	299,923	304,205
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	450,000	452,422
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	550,000	550,777
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	400,000	400,369
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	500,000	501,363
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	350,000	355,584
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	400,000	405,825
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	10,748	10,744
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-6 Class A
06/16/2031	7.128%	212,361	212,785
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	357,510	354,308
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	349,966	354,066
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	299,923	301,620
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	399,897	407,664
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	1,200,000	1,213,821
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	300,000	303,873
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-5 Class AB
04/15/2031	7.392%	210,212	211,413
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	200,000	202,944
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	490,433	499,330
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	401,455	406,062
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	211,306	211,929
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	345,820	346,241
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	353,903	354,585
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	108,104	108,939
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	142,592	140,862
Total Asset-Backed Securities — Non-Agency (Cost $22,197,558)			22,308,407

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	7.611%	300,000	294,207
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.011%	300,000	296,409
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	150,000	140,858
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	251,750
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	154,508
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	550,958
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.362%	150,000	142,507
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,242,615)			1,831,197

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Financial Services —%
Fairlane Management Corp.(d),(e),(f)	2,000	—
Total Financials		—
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(e)	702	4,036
Avaya Holdings Corp.(e)	3,344	19,228
Total		23,264
Total Information Technology		23,264
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials —%
Containers & Packaging —%
Flint Group Packaging(d),(e),(f)	95,393	0
Total Materials		0
Total Common Stocks (Cost $63,213)		23,264

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	199,000	159,669
Total Convertible Bonds (Cost $155,722)			159,669

Corporate Bonds & Notes 31.7%

Aerospace & Defense 1.6%
BAE Systems PLC(a)
03/26/2029	5.125%	211,000	217,080
02/15/2031	1.900%	460,000	392,490
Boeing Co. (The)
08/01/2059	3.950%	520,000	355,160
Bombardier, Inc.(a)
04/15/2027	7.875%	21,000	21,058
07/01/2031	7.250%	19,000	20,110
L3Harris Technologies, Inc.
07/31/2033	5.400%	106,000	110,657
Lockheed Martin Corp.
08/15/2034	4.800%	111,000	113,793
Northrop Grumman Corp.
06/01/2034	4.900%	355,000	362,879
Raytheon Technologies Corp.
03/15/2027	3.500%	326,000	321,124
03/15/2032	2.375%	515,000	446,891
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	27,000	29,304
11/15/2030	9.750%	59,000	65,811
TransDigm, Inc.(a)
08/15/2028	6.750%	85,000	87,567
03/01/2029	6.375%	150,000	154,706
03/01/2032	6.625%	152,000	158,422
01/15/2033	6.000%	43,000	43,610
Total			2,900,662

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
Air Canada(a)
08/15/2026	3.875%	62,000	60,380
American Airlines, Inc.(a)
05/15/2029	8.500%	65,000	68,920
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	93,340	93,065
04/20/2029	5.750%	184,729	184,490
Hawaiian Brand Intellectual Property Ltd.(a)
04/15/2029	11.000%	38,825	38,971
United Airlines, Inc.(a)
04/15/2026	4.375%	121,000	119,177
04/15/2029	4.625%	79,000	76,329
Total			641,332
Automotive 0.4%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	29,000	29,096
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	73,000	75,252
Ford Motor Credit Co. LLC
06/16/2025	5.125%	112,000	111,881
11/13/2025	3.375%	40,000	39,229
05/28/2027	4.950%	235,000	234,331
08/17/2027	4.125%	74,000	72,074
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	64,000	58,790
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	17,000	17,002
05/15/2027	8.500%	25,000	25,113
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	51,000	52,535
04/23/2032	6.875%	54,000	54,131
Total			769,434
Banking 3.5%
Bank of America Corp.(g)
10/20/2032	2.572%	1,611,000	1,411,998
02/04/2033	2.972%	440,000	394,188
Subordinated
09/21/2036	2.482%	29,000	24,475
Citigroup, Inc.(g)
01/25/2033	3.057%	521,000	465,256
Goldman Sachs Group, Inc. (The)(g)
07/21/2032	2.383%	1,033,000	895,619
10/21/2032	2.650%	3,000	2,635
HSBC Holdings PLC(g)
05/24/2032	2.804%	540,000	477,649
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	457,000	469,587
11/08/2032	2.545%	1,226,000	1,078,341
Morgan Stanley(g)
07/19/2035	5.320%	752,000	781,314
Subordinated
09/16/2036	2.484%	205,000	171,571
PNC Financial Services Group, Inc. (The)(g)
10/20/2034	6.875%	72,000	82,472
US Bancorp(g)
06/12/2034	5.836%	123,000	131,259
Wells Fargo & Co.(g)
10/30/2030	2.879%	170,000	157,693
Total			6,544,057
Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(a)
03/01/2028	6.250%	74,000	72,562
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	83,000	85,043
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	108,000	115,067
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	108,000	102,616
Focus Financial Partners LLC(a)
09/15/2031	6.750%	77,000	77,592
Hightower Holding LLC(a)
04/15/2029	6.750%	99,000	94,712
01/31/2030	9.125%	104,000	108,530
Total			656,122
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	157,000	151,112
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	45,000	44,328
05/15/2029	4.125%	26,000	24,503
08/01/2030	6.500%	43,000	44,542
James Hardie International Finance DAC(a)
01/15/2028	5.000%	76,000	75,288
Masterbrand, Inc.(a)
07/15/2032	7.000%	18,000	18,896
Standard Industries, Inc.(a)
01/15/2028	4.750%	125,000	122,436
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	10,000	9,906
01/15/2031	7.250%	60,000	63,570
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	126,000	127,232
Total			681,813
Cable and Satellite 1.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	138,000	135,735
02/01/2028	5.000%	41,000	39,895
06/01/2029	5.375%	60,000	57,792
03/01/2030	4.750%	78,000	71,662
08/15/2030	4.500%	49,000	44,355
02/01/2031	4.250%	131,000	115,700
02/01/2032	4.750%	55,000	48,366
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	206,000	178,051
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	140,000	117,240
06/30/2062	3.950%	248,000	153,634
Comcast Corp.
03/01/2026	3.150%	184,000	181,460
CSC Holdings LLC(a)
12/01/2030	4.125%	90,000	65,596
12/01/2030	4.625%	70,000	35,518
02/15/2031	3.375%	187,000	132,982
11/15/2031	5.000%	64,000	31,516
DISH DBS Corp.
07/01/2026	7.750%	37,000	32,092
DISH Network Corp.(a)
11/15/2027	11.750%	109,000	114,316
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	84,000	81,198
07/15/2028	4.000%	110,000	103,772
07/01/2030	4.125%	78,000	70,801
Virgin Media Finance PLC(a)
07/15/2030	5.000%	81,000	71,179
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	36,000	34,517
VZ Secured Financing BV(a)
01/15/2032	5.000%	101,000	92,899
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	53,000	48,877
Ziggo BV(a)
01/15/2030	4.875%	102,000	96,929
Total			2,156,082
Chemicals 1.0%
Avient Corp.(a)
08/01/2030	7.125%	47,000	49,029
11/01/2031	6.250%	13,000	13,329
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	33,000	30,867
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	53,000	52,603
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	324,000	288,844
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	15,000	15,304
Element Solutions, Inc.(a)
09/01/2028	3.875%	96,000	91,486
HB Fuller Co.
10/15/2028	4.250%	86,000	82,482
Herens Holdco Sarl(a)
05/15/2028	4.750%	93,000	81,341
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	44,000	44,436
INEOS Finance PLC(a)
04/15/2029	7.500%	97,000	101,393
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	55,000	53,534
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	84,000	89,880
Ingevity Corp.(a)
11/01/2028	3.875%	76,000	71,268
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	63,000	59,179
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	54,000	50,453
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	125,000	119,308
11/15/2028	9.750%	147,000	156,983
10/01/2029	6.250%	66,000	63,861
06/15/2031	7.250%	85,000	88,458
SPCM SA(a)
03/15/2027	3.125%	4,000	3,805
WR Grace Holdings LLC(a)
06/15/2027	4.875%	124,000	122,183
08/15/2029	5.625%	118,000	110,833
03/01/2031	7.375%	46,000	48,163
Total			1,889,022
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	169,000	171,002
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	162,000	152,016

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(a)
07/15/2027	5.500%	50,000	49,948
06/15/2029	6.625%	56,000	58,024
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	71,000	73,444
03/15/2031	7.750%	18,000	19,206
United Rentals North America, Inc.
01/15/2032	3.750%	19,000	17,339
Total			540,979
Consumer Cyclical Services 0.2%
APX Group, Inc.(a)
07/15/2029	5.750%	14,000	13,859
Arches Buyer, Inc.(a)
06/01/2028	4.250%	116,000	106,681
12/01/2028	6.125%	92,000	78,845
ASGN, Inc.(a)
05/15/2028	4.625%	77,000	74,831
Match Group, Inc.(a)
06/01/2028	4.625%	156,000	151,677
Total			425,893
Consumer Products 0.2%
Acushnet Co.(a)
10/15/2028	7.375%	42,000	44,295
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	145,000	145,002
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a),(i)
10/15/2029	9.500%	103,000	103,064
Newell Brands, Inc.
09/15/2027	6.375%	23,000	23,318
Newell, Inc.(g)
04/01/2026	5.700%	26,000	26,066
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	55,000	50,481
Total			392,226
Diversified Manufacturing 1.2%
Carrier Global Corp.
02/15/2030	2.722%	1,330,000	1,228,516
Chart Industries, Inc.(a)
01/01/2030	7.500%	37,000	39,012
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	155,000	159,808
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	47,000	49,040
Esab Corp.(a)
04/15/2029	6.250%	35,000	35,992
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gates Corp. (The)(a)
07/01/2029	6.875%	21,000	21,757
Madison IAQ LLC(a)
06/30/2028	4.125%	48,000	46,352
06/30/2029	5.875%	83,000	80,872
Resideo Funding, Inc.(a)
09/01/2029	4.000%	84,000	79,112
07/15/2032	6.500%	79,000	81,184
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	14,000	14,572
Vertical Holdco GmbH(a)
07/15/2028	7.625%	44,000	44,272
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	45,000	44,536
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	97,000	99,313
03/15/2029	6.375%	64,000	66,141
03/15/2032	6.625%	83,000	86,415
Total			2,176,894
Electric 1.7%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	314,311
Alpha Generation LLC(a)
10/15/2032	6.750%	46,000	46,688
Calpine Corp.(a)
02/15/2028	4.500%	44,000	42,955
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	76,000	74,593
02/15/2031	3.750%	261,000	238,950
01/15/2032	3.750%	96,000	86,809
DTE Energy Co.
07/01/2027	4.950%	270,000	274,660
Duke Energy Corp.
08/15/2052	5.000%	144,000	136,333
Edison International
11/15/2028	5.250%	244,000	250,864
Exelon Corp.
03/15/2053	5.600%	110,000	114,630
FirstEnergy Corp.
03/01/2050	3.400%	80,000	58,860
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	41,000	38,650
Lightning Power LLC(a)
08/15/2032	7.250%	32,000	33,600
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	19,000	18,503
09/15/2027	4.500%	246,000	240,349
01/15/2029	7.250%	64,000	67,460
NRG Energy, Inc.
01/15/2028	5.750%	28,000	28,205
NRG Energy, Inc.(a)
06/15/2029	5.250%	64,000	63,790
02/15/2032	3.875%	16,000	14,584
Pacific Gas and Electric Co.
07/01/2050	4.950%	550,000	500,874
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	28,000	27,061
PG&E Corp.
07/01/2028	5.000%	31,000	30,747
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	148,000	141,579
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	88,000	88,013
02/15/2027	5.625%	75,000	74,904
07/31/2027	5.000%	24,000	23,846
10/15/2031	7.750%	116,000	124,852
04/15/2032	6.875%	43,000	45,267
Total			3,201,937
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	56,000	53,838
01/15/2031	6.750%	96,000	100,733
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	107,000	106,628
Total			261,199
Finance Companies 0.8%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	84,000	87,816
04/15/2029	6.875%	64,000	66,625
03/15/2030	5.875%	46,000	46,105
Navient Corp.
06/25/2025	6.750%	58,000	58,373
03/15/2027	5.000%	41,000	40,648
03/15/2029	5.500%	5,000	4,851
03/15/2031	11.500%	90,000	102,824
08/01/2033	5.625%	17,000	15,089
OneMain Finance Corp.
01/15/2029	9.000%	27,000	28,606
03/15/2030	7.875%	76,000	79,489
09/15/2030	4.000%	50,000	44,514
05/15/2031	7.500%	56,000	57,662
11/15/2031	7.125%	27,000	27,335
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	57,000	57,002
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	75,000	76,416
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	49,000	46,104
03/01/2031	3.875%	82,000	75,529
10/15/2033	4.000%	486,000	436,609
Springleaf Finance Corp.
03/15/2026	7.125%	92,000	93,989
11/15/2029	5.375%	6,000	5,763
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	30,000	29,826
04/15/2029	5.500%	5,000	4,870
Total			1,486,045
Food and Beverage 1.0%
Bacardi Ltd.(a)
05/15/2048	5.300%	520,000	491,292
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	22,000	23,103
Constellation Brands, Inc.
08/01/2029	3.150%	130,000	123,340
05/01/2033	4.900%	222,000	224,240
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	70,000	69,634
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	35,789
01/31/2030	4.125%	45,000	42,211
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	177,000	179,905
Performance Food Group, Inc.(a)
09/15/2032	6.125%	36,000	36,819
Post Holdings, Inc.(a)
01/15/2028	5.625%	37,000	37,319
04/15/2030	4.625%	28,000	26,781
09/15/2031	4.500%	53,000	49,550
02/15/2032	6.250%	56,000	57,688
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	96,000	92,019
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	137,000	129,967
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	83,000	82,880

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
09/15/2028	6.875%	47,000	48,998
02/15/2029	4.750%	61,000	59,523
06/01/2030	4.625%	94,000	90,983
01/15/2032	7.250%	44,000	46,568
Total			1,948,609
Gaming 0.7%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	30,000	28,630
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	147,000	139,886
02/15/2030	7.000%	109,000	113,892
02/15/2032	6.500%	97,000	100,329
Churchill Downs, Inc.(a)
01/15/2028	4.750%	61,000	59,827
05/01/2031	6.750%	33,000	34,123
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	89,000	90,882
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	11,000	11,538
MGM Resorts International
09/01/2026	4.625%	66,000	65,488
09/15/2029	6.125%	50,000	50,643
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	133,000	127,497
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	11,000	10,889
07/01/2029	4.125%	61,000	55,570
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	121,000	120,142
Scientific Games International, Inc.(a)
11/15/2029	7.250%	61,000	63,108
Studio City Finance Ltd.(a)
01/15/2029	5.000%	200,000	183,791
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	69,000	69,932
Total			1,326,167
Health Care 2.0%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	38,000	37,001
04/15/2029	5.000%	68,000	64,804
Avantor Funding, Inc.(a)
07/15/2028	4.625%	29,000	28,355
11/01/2029	3.875%	113,000	106,930
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	74,000	78,273
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	10,000	9,826
04/01/2030	3.500%	67,000	65,904
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	17,000	16,519
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	81,000	79,666
04/15/2029	6.875%	44,000	39,850
05/15/2030	5.250%	145,000	133,402
02/15/2031	4.750%	68,000	59,759
01/15/2032	10.875%	27,000	29,760
Cigna Corp.
03/15/2050	3.400%	68,000	49,948
Cigna Group (The)
02/15/2054	5.600%	68,000	70,262
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	53,000	55,802
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	600,000	623,738
HCA, Inc.
09/01/2030	3.500%	951,000	896,146
IQVIA, Inc.(a)
10/15/2026	5.000%	16,000	15,960
05/15/2027	5.000%	61,000	60,622
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	64,000	65,998
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	81,000	76,684
10/01/2029	5.250%	186,000	182,505
Select Medical Corp.(a)
08/15/2026	6.250%	146,000	146,929
Star Parent, Inc.(a)
10/01/2030	9.000%	144,000	154,714
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	54,000	56,364
Tenet Healthcare Corp.
02/01/2027	6.250%	102,000	102,181
11/01/2027	5.125%	98,000	97,710
06/15/2028	4.625%	65,000	63,851
10/01/2028	6.125%	74,000	74,613
01/15/2030	4.375%	165,000	158,390
Total			3,702,466
Healthcare Insurance 1.0%
Aetna, Inc.
11/15/2042	4.125%	54,000	44,949
08/15/2047	3.875%	51,000	39,835
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
10/15/2030	3.000%	1,302,000	1,165,349
03/01/2031	2.500%	396,000	340,500
08/01/2031	2.625%	217,000	186,116
Total			1,776,749
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	110,000	107,971
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	52,871
Total			160,842
Independent Energy 0.9%
Baytex Energy Corp.(a)
04/30/2030	8.500%	25,000	25,921
03/15/2032	7.375%	114,000	113,508
Civitas Resources, Inc.(a)
07/01/2028	8.375%	28,000	29,262
11/01/2030	8.625%	41,000	43,468
07/01/2031	8.750%	65,000	68,900
CNX Resources Corp.(a)
01/15/2029	6.000%	88,000	88,485
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	207,000	207,257
Comstock Resources, Inc.(a)
03/01/2029	6.750%	80,000	77,995
01/15/2030	5.875%	16,000	14,963
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	63,000	63,738
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	39,000	38,960
02/01/2029	5.750%	75,000	73,021
02/01/2031	6.000%	83,000	80,615
11/01/2033	8.375%	42,000	45,267
Matador Resources Co.(a)
04/15/2028	6.875%	35,000	35,576
04/15/2032	6.500%	88,000	87,820
04/15/2033	6.250%	44,000	43,345
Occidental Petroleum Corp.
08/01/2027	5.000%	104,000	105,433
10/01/2054	6.050%	124,000	125,940
Permian Resources Operating LLC(a)
01/15/2032	7.000%	115,000	119,572
02/01/2033	6.250%	43,000	43,688
SM Energy Co.(a)
08/01/2029	6.750%	43,000	43,170
08/01/2032	7.000%	81,000	81,350
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2032	4.750%	111,000	106,189
Total			1,763,443
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	500,000	514,269
Leisure 0.6%
Boyne USA, Inc.(a)
05/15/2029	4.750%	22,000	21,187
Carnival Corp.(a)
03/01/2026	7.625%	55,000	55,548
05/01/2029	6.000%	96,000	97,153
08/15/2029	7.000%	58,000	61,629
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	74,000	79,871
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	16,000	15,942
10/01/2028	6.500%	29,000	29,373
Cinemark USA, Inc.(a)
08/01/2032	7.000%	25,000	26,120
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	109,000	108,781
NCL Corp., Ltd.(a)
03/15/2026	5.875%	55,000	55,010
02/15/2027	5.875%	23,000	23,069
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	63,000	63,618
09/30/2031	5.625%	68,000	68,878
03/15/2032	6.250%	29,000	30,086
02/01/2033	6.000%	33,000	33,831
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	131,000	135,576
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	90,000	93,187
Vail Resorts, Inc.(a)
05/15/2032	6.500%	48,000	50,165
Viking Cruises Ltd.(a)
09/15/2027	5.875%	55,000	54,906
02/15/2029	7.000%	3,000	3,037
07/15/2031	9.125%	59,000	64,476
Total			1,171,443
Life Insurance 0.2%
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	85,000	63,192

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	300,000	298,386
Total			361,578
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
04/01/2032	6.125%	81,000	83,414
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	66,000	66,868
Total			150,282
Media and Entertainment 0.9%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	19,000	16,997
09/15/2028	9.000%	56,000	59,535
06/01/2029	7.500%	147,000	126,472
04/01/2030	7.875%	74,000	77,445
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	63,000	61,933
iHeartCommunications, Inc.
05/01/2026	6.375%	45,159	39,475
05/01/2027	8.375%	42,829	22,706
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	57,000	59,135
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	79,000	78,490
01/15/2029	4.250%	15,000	14,287
03/15/2030	4.625%	78,000	74,187
02/15/2031	7.375%	21,000	22,418
Playtika Holding Corp.(a)
03/15/2029	4.250%	54,000	49,542
Roblox Corp.(a)
05/01/2030	3.875%	122,000	113,603
Univision Communications, Inc.(a)
08/15/2028	8.000%	59,000	60,340
05/01/2029	4.500%	90,000	80,399
Warnermedia Holdings, Inc.
03/15/2052	5.141%	52,000	40,089
03/15/2062	5.391%	774,000	592,428
Total			1,589,481
Metals and Mining 0.4%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	29,000	30,875
Allegheny Technologies, Inc.
12/01/2027	5.875%	31,000	30,971
10/01/2029	4.875%	16,000	15,472
10/01/2031	5.125%	63,000	61,268
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%	88,000	87,910
04/15/2029	3.750%	149,000	139,167
08/15/2032	6.375%	32,000	32,880
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	36,000	35,620
04/01/2029	6.125%	143,000	145,099
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	33,000	30,208
Novelis Corp.(a)
11/15/2026	3.250%	28,000	27,060
01/30/2030	4.750%	120,000	116,185
08/15/2031	3.875%	33,000	30,169
Total			782,884
Midstream 2.3%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	52,000	53,792
CNX Midstream Partners LP(a)
04/15/2030	4.750%	105,000	98,104
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	178,000	187,403
DT Midstream, Inc.(a)
06/15/2029	4.125%	72,000	68,872
06/15/2031	4.375%	82,000	77,597
Enbridge, Inc.
04/05/2027	5.250%	240,000	245,754
EQM Midstream Partners LP(a)
07/01/2027	6.500%	22,000	22,653
01/15/2029	4.500%	41,000	40,109
04/01/2029	6.375%	36,000	37,195
01/15/2031	4.750%	119,000	115,257
EQM Midstream Partners LP
07/15/2048	6.500%	85,000	87,963
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	400,000	342,176
09/30/2040	3.250%	200,000	162,183
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	200,000	211,849
Hess Midstream Operations LP(a)
02/15/2026	5.625%	77,000	77,012
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	225,000	217,676
NuStar Logistics LP
10/01/2025	5.750%	150,000	150,097
06/01/2026	6.000%	109,000	109,728
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	387,000	343,736
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(a)
05/01/2029	7.000%	66,000	68,997
05/01/2032	7.250%	62,000	65,672
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	45,000	46,714
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	98,000	96,342
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	81,000	76,547
08/15/2031	4.125%	170,000	158,092
11/01/2033	3.875%	246,000	220,765
Venture Global LNG, Inc.(a),(g),(j)
	9.000%	93,000	94,269
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	75,000	84,322
01/15/2030	7.000%	49,000	50,287
06/01/2031	8.375%	44,000	46,380
02/01/2032	9.875%	75,000	83,345
Western Midstream Operating LP
01/15/2029	6.350%	117,000	124,238
Williams Companies, Inc. (The)
08/15/2028	5.300%	505,000	521,645
Total			4,386,771
Natural Gas 0.2%
NiSource, Inc.
05/01/2030	3.600%	196,000	188,359
05/15/2047	4.375%	132,000	116,009
Total			304,368
Oil Field Services 0.3%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	44,000	45,172
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	28,000	28,989
Nabors Industries, Inc.(a)
05/15/2027	7.375%	17,000	17,041
01/31/2030	9.125%	88,000	90,760
08/15/2031	8.875%	91,000	86,556
Noble Finance II LLC(a)
04/15/2030	8.000%	52,000	53,657
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	73,000	74,641
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	69,000	71,085
Transocean, Inc.(a)
05/15/2029	8.250%	23,000	22,799
05/15/2031	8.500%	59,000	58,623
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	83,000	85,479
Total			634,802
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	32,000	31,113
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	30,000	30,907
Total			62,020
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	58,000	61,476
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	42,000	41,905
02/01/2027	4.250%	105,000	102,362
06/15/2029	4.750%	115,000	112,376
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	32,000	30,982
02/01/2030	7.000%	29,000	30,097
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	18,000	18,839
02/15/2029	4.500%	15,000	14,513
04/01/2032	6.500%	51,000	52,724
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	20,000	19,562
Service Properties Trust(a)
11/15/2031	8.625%	42,000	45,674
Total			530,510
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	191,000	170,503
Canpack SA/US LLC(a)
11/15/2029	3.875%	84,000	78,256
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	35,000	35,574
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	96,000	95,503
08/15/2027	8.500%	39,000	39,075
Total			418,911
Pharmaceuticals 1.3%
1375209 BC Ltd.(a)
01/30/2028	9.000%	11,000	10,900
AbbVie, Inc.
03/15/2029	4.800%	525,000	540,189

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2063	5.750%	291,000	306,869
Bausch Health Companies, Inc.(a)
09/30/2028	11.000%	19,000	17,674
Gilead Sciences, Inc.
03/01/2026	3.650%	1,121,000	1,112,065
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	166,000	155,727
Jazz Securities DAC(a)
01/15/2029	4.375%	73,000	70,619
Organon Finance 1 LLC(a)
04/30/2028	4.125%	37,000	35,563
04/30/2031	5.125%	106,000	99,753
Total			2,349,359
Property & Casualty 0.6%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	104,000	99,604
10/15/2027	6.750%	75,000	74,738
04/15/2028	6.750%	90,000	91,442
11/01/2029	5.875%	17,000	16,309
01/15/2031	7.000%	78,000	80,173
10/01/2031	6.500%	41,000	41,479
10/01/2032	7.375%	10,000	10,146
AmWINS Group, Inc.(a)
02/15/2029	6.375%	61,000	62,460
AssuredPartners, Inc.(a)
01/15/2029	5.625%	73,000	70,345
02/15/2032	7.500%	34,000	34,989
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	98,000	93,716
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	16,000	16,002
HUB International Ltd.(a)
01/31/2032	7.375%	31,000	32,041
HUB International, Ltd.(a)
06/15/2030	7.250%	261,000	272,112
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	109,000	114,275
Ryan Specialty LLC(a)
08/01/2032	5.875%	26,000	26,426
USI, Inc.(a)
01/15/2032	7.500%	44,000	45,596
Total			1,181,853
Railroads 0.4%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	87,000	89,529
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norfolk Southern Corp.
06/15/2026	2.900%	273,000	267,437
08/01/2030	5.050%	304,000	316,414
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	119,000	124,068
Total			797,448
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	66,000	63,442
01/15/2028	4.375%	163,000	158,665
09/15/2029	5.625%	59,000	59,844
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	20,000	19,089
01/15/2030	6.750%	79,000	73,488
Yum! Brands, Inc.
04/01/2032	5.375%	53,000	52,879
Total			427,407
Retailers 0.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	14,000	13,359
02/15/2032	5.000%	44,000	41,700
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	21,000	20,039
01/15/2030	6.375%	22,000	22,361
Hanesbrands, Inc.(a)
05/15/2026	4.875%	48,000	47,564
02/15/2031	9.000%	60,000	64,775
L Brands, Inc.(a)
07/01/2025	9.375%	180,000	184,745
10/01/2030	6.625%	38,000	38,717
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	32,000	30,742
08/01/2031	8.250%	28,000	29,729
Lithia Motors, Inc.(a)
01/15/2031	4.375%	30,000	27,948
Lowe’s Companies, Inc.
04/01/2062	4.450%	494,000	418,498
09/15/2062	5.800%	192,000	200,904
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	78,000	74,777
02/15/2029	7.750%	47,000	46,362
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	90,000	79,427
Total			1,341,647
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	68,000	65,803
02/15/2030	4.875%	49,000	48,196
Kroger Co. (The)
09/15/2064	5.650%	102,000	102,562
Total			216,561
Technology 2.2%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	30,000	31,303
Block, Inc.
06/01/2026	2.750%	157,000	152,166
06/01/2031	3.500%	31,000	28,255
Block, Inc.(a)
05/15/2032	6.500%	103,000	107,281
Broadcom, Inc.(a)
11/15/2036	3.187%	529,000	448,085
Camelot Finance SA(a)
11/01/2026	4.500%	35,000	34,486
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	49,000	50,981
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	41,000	41,924
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	26,000	24,922
07/01/2029	4.875%	89,000	85,651
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	213,000	216,784
06/30/2032	8.250%	122,000	127,527
CommScope Technologies LLC(a)
06/15/2025	6.000%	40,000	38,748
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	121,000	118,060
Entegris Escrow Corp.(a)
04/15/2029	4.750%	76,000	74,895
06/15/2030	5.950%	81,000	82,554
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	139,000	149,107
HealthEquity, Inc.(a)
10/01/2029	4.500%	80,000	77,372
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	44,000	40,580
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	59,000	60,289
Intel Corp.
03/25/2050	4.750%	220,000	189,728
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	33,000	30,852
05/30/2029	9.500%	107,000	109,499
Iron Mountain, Inc.(a)
09/15/2027	4.875%	215,000	213,368
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	112,000	107,669
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	96,000	105,688
NCR Corp.(a)
10/01/2028	5.000%	98,000	96,154
04/15/2029	5.125%	27,000	26,409
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	125,000	122,372
NXP BV/Funding LLC/USA, Inc.
01/15/2033	5.000%	194,000	196,295
Picard Midco, Inc.(a)
03/31/2029	6.500%	156,000	155,261
Seagate HDD
12/15/2029	8.250%	54,000	58,620
Sensata Technologies BV(a)
09/01/2030	5.875%	50,000	50,227
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	17,000	17,717
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	116,000	114,784
08/15/2032	6.750%	40,000	41,796
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	46,000	47,548
Synaptics, Inc.(a)
06/15/2029	4.000%	80,000	75,819
UKG, Inc.(a)
02/01/2031	6.875%	129,000	133,348
Zebra Technologies Corp.(a)
06/01/2032	6.500%	54,000	56,416
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	145,000	133,957
Total			4,074,497
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	46,000	47,070
02/15/2031	8.000%	97,000	99,221
ERAC USA Finance LLC(a)
11/01/2025	3.800%	28,000	27,810
05/01/2028	4.600%	393,000	397,652
Total			571,753

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.3%
Altice France Holding SA(a)
02/15/2028	6.000%	75,000	23,506
Altice France SA(a)
07/15/2029	5.125%	167,000	117,064
10/15/2029	5.500%	35,000	24,522
SBA Communications Corp.
02/15/2027	3.875%	17,000	16,563
02/01/2029	3.125%	112,000	103,604
Sprint Capital Corp.
11/15/2028	6.875%	88,000	96,043
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	51,000	45,234
07/15/2031	4.750%	164,000	146,003
Total			572,539
Wirelines 0.8%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	76,000	80,797
03/15/2031	8.625%	64,000	69,045
Iliad Holding SAS(a)
10/15/2026	6.500%	178,000	179,844
10/15/2028	7.000%	103,000	104,839
Verizon Communications, Inc.
03/21/2031	2.550%	1,039,000	928,102
Windstream Escrow LLC/Finance Corp.(a),(i)
10/01/2031	8.250%	49,000	49,906
Total			1,412,533
Total Corporate Bonds & Notes (Cost $58,317,875)			59,254,889

Foreign Government Obligations(k),(l) 5.2%

Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%	202,000	188,477
Canada 0.2%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	30,000	29,812
06/01/2027	5.250%	70,000	69,251
11/15/2028	8.500%	27,000	28,857
05/15/2029	4.250%	45,000	41,841
02/15/2030	9.000%	109,000	118,063
Total			287,824
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%	250,000	185,510
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		200,000	217,170
Total				402,680
Colombia 0.2%
Colombia Government International Bond
05/15/2049	5.200%		473,000	350,597
Dominican Republic 0.3%
Dominican Republic International Bond(a)
01/25/2027	5.950%		218,000	220,797
04/30/2044	7.450%		200,000	227,036
01/27/2045	6.850%		100,000	106,896
Total				554,729
Egypt 0.2%
Egypt Government International Bond(a)
05/29/2032	7.625%		237,000	209,941
01/31/2047	8.500%		250,000	201,056
Total				410,997
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		239,000	224,592
India Government Bond
02/06/2033	7.260%	INR	58,090,000	716,635
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		200,000	178,253
Total				1,119,480
Indonesia 0.6%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%		200,000	203,876
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	6,685,000,000	430,703
04/15/2039	8.375%	IDR	2,025,000,000	153,656
PT Pertamina Persero(a)
02/09/2031	2.300%		200,000	173,840
05/30/2044	6.450%		200,000	220,892
Total				1,182,967
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	353,000	371,822
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	198,344
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kuwait 0.1%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		200,000	199,594
Mexico 0.5%
Mexico Government International Bond
04/16/2030	3.250%		200,000	183,564
05/07/2036	6.000%		200,000	203,976
Petroleos Mexicanos
03/13/2027	6.500%		279,000	273,695
01/28/2031	5.950%		22,000	19,039
02/16/2032	6.700%		280,000	250,867
Total				931,141
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%		200,000	153,169
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	216,403
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		200,000	166,898
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	205,760
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%		200,000	197,429
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	175,836
Total				373,265
Romania 0.1%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	150,000	140,359
Saudi Arabia 0.6%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		453,000	398,769
Saudi Government International Bond(a)
10/22/2030	3.250%		800,000	751,043
Total				1,149,812
South Korea 0.4%
Korea Treasury Bond
03/10/2028	3.250%	KRW	939,380,000	727,939
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.2%
DP World Crescent Ltd.(a)
07/18/2029	3.875%	200,000	193,775
DP World Ltd.(a)
09/25/2048	5.625%	200,000	199,392
Total			393,167
Total Foreign Government Obligations (Cost $9,821,237)			9,725,424

Residential Mortgage-Backed Securities - Agency 29.3%

Fannie Mae REMICS(b),(m)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	0.820%	1,584,447	182,301
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.605%	2,141,084	285,037
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	0.805%	2,190,324	303,172
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	1,298,664	1,177,833
06/01/2052	3.500%	3,374,061	3,158,509
08/01/2052	4.000%	842,182	818,942
09/01/2052- 10/01/2053	5.000%	3,850,717	3,891,003
12/01/2053	5.500%	943,993	964,770
12/01/2053	6.000%	930,663	966,881
Federal Home Loan Mortgage Corp.(c),(m)
CMO Series 4620 Class AS
11/15/2042	0.755%	397,400	34,979
Federal Home Loan Mortgage Corp. REMICS(m)
CMO Series 5051 Class KI
12/25/2050	2.500%	1,565,535	246,040
CMO Series 5192 Class PI
10/25/2051	2.500%	1,578,676	192,915
CMO Series 5198 Class KI
02/25/2052	3.000%	1,131,321	209,111

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
04/01/2051- 05/01/2052	3.000%	10,097,723	9,146,343
05/01/2052- 09/01/2052	3.500%	6,188,881	5,831,204
07/01/2052	4.500%	1,515,046	1,491,485
10/01/2053	5.000%	1,201,948	1,202,667
10/01/2053	5.500%	942,619	963,365
Federal National Mortgage Association(c),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	860,456	9
Federal National Mortgage Association(m)
CMO Series 2013-1 Class AI
02/25/2043	3.500%	554,660	80,450
CMO Series 2021-3 Class TI
02/25/2051	2.500%	2,059,342	344,020
Federal National Mortgage Association(b),(m)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.755%	204,915	31,529
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.605%	378,543	55,754
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	0.705%	284,685	37,646
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.755%	598,798	83,579
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.755%	270,767	38,178
Federal National Mortgage Association REMICS(b),(m)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	0.420%	4,621,070	241,379
Freddie Mac REMICS(m)
CMO Series 5287 Class NI
05/25/2051	3.500%	1,080,281	215,174
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(b),(m)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	0.544%	2,745,106	325,587
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	586,000	37,602
CMO Series 2020-138 Class GI
09/20/2050	3.000%	674,406	108,342
CMO Series 2021-140 Class IW
08/20/2051	3.500%	921,993	174,514
CMO Series 2021-16 Class KI
01/20/2051	2.500%	1,119,162	153,233
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,325,840	250,166
CMO Series 2021-89 Class IO
05/20/2051	3.000%	966,893	154,437
Government National Mortgage Association(b),(m)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	1.025%	333,448	44,481
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.125%	278,834	37,220
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	1.175%	302,587	37,904
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.125%	506,987	63,460
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.075%	733,987	99,621
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	1.025%	393,263	48,204
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	1.025%	341,844	50,553
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.125%	643,330	82,228
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.975%	716,034	95,241
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.975%	236,230	29,379
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.975%	560,758	68,542
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.975%	462,897	57,066
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.075%	371,937	46,486
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.075%	358,352	43,244
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.125%	1,537,874	227,899
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	0.975%	1,131,754	147,610
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	1.525%	1,018,669	168,610
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.975%	1,231,370	147,183
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.225%	1,031,329	160,269
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.225%	1,846,857	269,516
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	0.705%	2,202,548	271,645
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	0.605%	785,003	96,414
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	1.455%	1,928,950	266,308
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.975%	2,059,276	279,877
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.975%	1,134,445	173,542
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	1.075%	1,890,472	268,759

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	1.075%	2,284,452	313,355
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.975%	1,876,984	252,787
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	0.345%	1,355,325	130,701
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	0.405%	2,349,396	233,447
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.125%	2,012,304	278,919
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	0.975%	2,185,941	300,230
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	0.605%	1,996,028	160,391
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	1.305%	1,996,020	259,071
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.125%	1,983,708	247,416
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.225%	2,462,288	349,424
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	0.000%	3,809,082	288,341
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	1.605%	3,590,051	379,044
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	0.647%	1,488,181	172,337
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	0.000%	1,972,301	158,389
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	1.905%	987,537	115,165
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	1.905%	1,474,746	206,628
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	1.305%	2,193,929	223,984
Government National Mortgage Association TBA(i)
10/21/2054	3.000%	2,000,000	1,823,591
Uniform Mortgage-Backed Security TBA(i)
10/17/2039	3.000%	1,000,000	959,102
10/15/2054	4.000%	2,000,000	1,920,567
10/15/2054	5.500%	4,000,000	4,046,318
10/15/2054	6.000%	5,000,000	5,110,145
Total Residential Mortgage-Backed Securities - Agency (Cost $54,091,919)			54,608,769

Residential Mortgage-Backed Securities - Non-Agency 7.9%

A&D Mortgage Trust(a),(c)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	485,155	495,340
Antler Mortgage Trust(a),(c)
CMO Series 2024-RTL1
05/25/2026	9.487%	271,558	274,396
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(f)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	335,288	335,288
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	383,863	369,341
CAFL Issuer LLC(a),(c)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	180,288	178,429
CIM Trust(a),(c)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	146,487	145,807
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	27,715	27,420
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.555%	32,418	32,418
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	586,793	577,270
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.530%	300,000	324,903
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	8.280%	600,000	646,330
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	8.330%	300,000	321,750
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	10.030%	450,000	475,604
LHOME Mortgage Trust(a),(c)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	450,000	455,961
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	200,000	203,449
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	145,080	142,361
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NYMT Loan Trust(a),(c)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	450,000	455,013
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	8.280%	200,000	201,606
OBX Trust(a),(c)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	343,193	347,770
OSAT Trust(a),(c)
CMO Series 2021-RPL1 Class A2
05/25/2065	6.967%	203,504	201,960
Point Securitization Trust(a),(c)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	295,401	293,909
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	4.867%	226,048	225,701
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-3 Class A1
04/25/2026	4.867%	150,433	149,588
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	350,000	334,162
PRET LLC(a),(c)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	480,102	488,531
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	483,234	487,764
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	495,639	500,240
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	609,212	621,578
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	236,833	235,690
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	132,944	131,676
PRPM LLC(a),(c)
CMO Series 2021-7 Class A2
08/25/2026	3.671%	302,591	299,292
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	8.430%	400,000	404,072

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	8.496%	250,000	249,993
Toorak Mortgage Trust(a),(c)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	650,000	650,860
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.469%	250,000	259,404
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	365,442	368,121
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	282,647	279,849
VCAT LLC(a),(c)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	197,540	195,220
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NPL4 Class A1
03/27/2051	5.240%	212,240	211,773
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	126,967	126,105
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	379,134
CMO Series 2023-1 Class M1
12/25/2067	6.920%	1,000,000	1,007,922
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	293,442
Visio Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	180,999
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	93,505
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $14,364,320)			14,680,946

Senior Loans 9.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
Air Canada(b),(n)
Term Loan
3-month Term SOFR + 2.500% 03/14/2031	7.253%	149,250	149,437
Brokerage/Asset Managers/Exchanges 0.2%
Focus Financial Partners LLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/11/2031	8.445%	11,903	11,863
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 09/11/2031	8.095%	110,825	110,368
June Purchaser LLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/11/2031	8.451%	115,714	115,136
3-month Term SOFR + 3.250% 09/11/2031	8.451%	19,286	19,189
Russell Investments US Institutional Holdco, Inc.(b),(n)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	10.252%	156,302	134,186
VFH Parent LLC(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/13/2031	7.595%	62,121	62,121
Total			452,863
Building Materials 0.1%
Cornerstone Building Brands, Inc.(b),(n)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/03/2031	9.597%	33,621	33,190
LBM Acquisition LLC (b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.968%	49,875	48,847
Madison Safety & Flow LLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/19/2031	8.361%	26,087	26,054
White Cap Supply Holdings LLC(b),(n)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	8.095%	100,000	99,225
Total			207,316
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.3%
Virgin Media Bristol LLC(b),(n)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	8.461%	600,000	573,336
Chemicals 0.5%
A-AP Buyer, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.250% 09/09/2031	7.854%	33,750	33,877
Ineos US Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	8.597%	479,885	479,286
Olympus Water US Holding Corp.(b),(n)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 06/20/2031	9.097%	276,792	276,584
USALCO LLC(b),(n),(o)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/18/2031	1.000%	4,793	4,805
Tranche B Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/17/2031	8.845%	46,523	46,639
Total			841,191
Consumer Cyclical Services 0.5%
Arches Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.195%	480,000	466,311
Cast & Crew LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.595%	146,972	147,164
Ensemble RCM LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	8.252%	70,136	70,190
Fleet Midco I Ltd.(b),(n)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.578%	37,500	37,406
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
OMNIA Partners LLC(b),(n)
Term Loan
3-month Term SOFR + 3.250% 07/25/2030	8.529%	150,000	150,294
Total			871,365
Diversified Manufacturing 0.4%
CD&R Hydra Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	8.945%	164,611	163,376
NVENT Thermal LLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/12/2031	8.695%	51,562	51,498
TK Elevator Midco GmbH(b),(n)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/11/2030	8.588%	480,371	481,173
Total			696,047
Electric 0.7%
Alpha Generation LLC(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.595%	52,174	52,164
Calpine Corp.(b),(n)
Term Loan
1-month Term SOFR + 2.000% 12/16/2027	6.845%	358,974	357,179
Carroll County Energy LLC(b),(n)
Term Loan
3-month Term SOFR + 4.000% 06/20/2031	8.604%	112,648	112,592
Compass Power Generation LLC(b),(n),(o)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.595%	53,571	53,820
Constellation Renewables LLC(b),(n)
Term Loan
3-month Term SOFR + 2.250% Floor 1.000% 12/15/2027	7.307%	420,098	420,308
Hamilton Projects Acquiror LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/22/2031	8.595%	115,748	116,442

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
South Field Energy LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/15/2031	8.354%	37,918	38,045
Tranche C Term Loan
3-month Term SOFR + 3.750% 08/15/2031	8.354%	2,326	2,333
Vistra Zero Operating Co. LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 04/30/2031	7.595%	149,250	149,586
Total			1,302,469
Environmental 0.1%
AAL Delaware Holdco, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% 07/30/2031	8.345%	37,500	37,629
Northstar Group Services, Inc.(b),(n)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/07/2030	10.014%	103,540	103,831
Total			141,460
Food and Beverage 0.5%
Aramark Intermediate HoldCo Corp.(b),(n)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.845%	300,000	300,150
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.845%	493,750	494,491
CHG PPC Parent LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/08/2028	7.710%	61,111	60,844
Primary Products Finance LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.971%	67,840	67,829
Total			923,314
Gaming 0.4%
Caesars Entertainment, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/06/2030	7.595%	474,874	474,428
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ECL Entertainment LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/31/2030	8.845%	144,582	144,898
HRNI Holdings LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.195%	145,238	143,967
Total			763,293
Health Care 0.5%
Agiliti Health, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.000% 05/01/2030	7.375%	82,915	80,427
Auris Luxembourg III SARL(b),(n),(o)
Tranche B6 Term Loan
3-month Term SOFR + 3.750% 02/28/2029		122,727	122,727
ICON PLC(b),(n)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.604%	100,446	100,903
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.604%	25,026	25,140
Medline Borrower LP(b),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	7.595%	414,493	414,452
Select Medical Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	7.845%	44,562	44,710
Surgery Center Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.670%	149,250	149,271
Total			937,630
Leisure 0.5%
Alterra Mountain Co.(b),(n)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 08/17/2028	8.095%	298,485	298,732
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bulldog Purchaser, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/13/2031	8.854%	48,876	49,060
Carnival Corp. (b),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	7.595%	161,108	161,359
1-month Term SOFR + 2.750% Floor 0.750% 10/18/2028	7.595%	385,842	386,085
Total			895,236
Media and Entertainment 0.3%
Cengage Learning, Inc.(b),(n)
Tranche B 1st Lien Term Loan
6-month Term SOFR + 4.250% Floor 1.000% 03/15/2031	9.538%	199,500	199,815
Plano Holdco, Inc.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 08/30/2031	8.092%	36,487	36,487
Playtika Holding Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.710%	297,686	295,397
Total			531,699
Midstream 0.1%
NGP XI Midstream Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 4.000% 07/25/2031	8.604%	90,000	89,887
Rockpoint Gas Storage Partners LP(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% 09/15/2031	8.363%	135,000	135,000
Total			224,887
Oil Field Services 0.0%
Goodnight Water Solutions Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 5.250% 05/30/2029	10.095%	88,240	88,075
Other Financial Institutions 0.2%
Dynamo US Bidco, Inc.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 4.250% 09/25/2031	9.097%	60,000	60,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Freeport LNG Investments LLLP(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.044%	297,692	294,790
Total			354,790
Other Industry 0.0%
Brand Industrial Services, Inc.(b),(n)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.748%	16,583	16,101
Other REIT 0.0%
OEG Borrower LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 06/25/2031	8.363%	55,556	55,417
Packaging 0.2%
Anchor Packaging LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% 05/30/2029	8.595%	165,449	165,761
Flint Group Packaging Inks North America Holdings LLC(b),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.645%	89,675	78,634
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	5.645%	119,587	21,974
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	9.795%	168,404	160,123
Total			426,492
Property & Casualty 1.0%
Acrisure LLC (b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/06/2030	8.211%	145,953	144,403
Alliant Holdings Intermediate LLC(b),(n),(o)
Tranche B6 Term Loan
3-month Term SOFR + 3.250% 11/06/2031	7.965%	37,500	37,277
AssuredPartners, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.345%	676,600	675,802

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Asurion LLC(b),(n)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.210%	357,422	357,014
Broadstreet Partners, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/13/2031	8.095%	498,750	496,570
Truist Insurance Holdings LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 03/22/2031	7.854%	158,333	157,938
Total			1,869,004
Restaurants 0.4%
Dave & Busters, Inc.(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.250% 09/29/2031	8.215%	150,000	148,500
IRB Holding Corp.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	7.695%	298,500	298,052
Whatabrands LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	7.595%	297,738	297,167
Total			743,719
Retailers 0.3%
Great Outdoors Group LLC(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	8.710%	493,639	493,125
Harbor Freight Tools USA, Inc.(b),(n)
Term Loan
6-month Term SOFR + 2.500% 06/05/2031	7.333%	150,000	147,587
Total			640,712
Technology 1.6%
athenahealth Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.095%	439,553	436,348
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Avaya, Inc.(b),(n)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	12.345%	106,779	93,852
Boxer Parent Co., Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.750% 07/30/2031	9.005%	116,667	116,355
Central Parent LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.854%	300,000	296,601
Darktrace PLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/02/2031	3.250%	116,667	114,738
Endurance International Group Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	8.810%	359,100	316,073
Envestnet, Inc.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/19/2031	8.604%	78,750	78,373
Fortress Intermediate 3, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.750% 05/08/2031	8.595%	150,000	149,625
Greeneden US Holdings I LLC(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 12/01/2027	8.345%	30,611	30,644
ICON Parent, Inc.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 09/11/2031	8.201%	67,241	66,709
McAfee Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 03/01/2029	8.451%	298,490	297,091
Mitchell International, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/06/2031	8.095%	140,735	138,542
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Consumer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	9.595%	150,000	149,250
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.695%	329,529	316,417
Project Boost Purchaser LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.500% 07/16/2031	8.786%	24,884	24,863
Thunder Generation Funding(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/14/2031	7.610%	94,444	94,326
UKG, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 01/30/2031	8.555%	42,750	42,750
Ultra Clean Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% 02/27/2028	8.345%	90,855	91,082
Virtusa Corp.(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	8.095%	149,250	149,063
Total			3,002,702
Wireless 0.3%
SBA Senior Finance II LLC(b),(n)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	6.850%	478,511	478,622
Total Senior Loans (Cost $17,303,566)			17,187,177

Treasury Bills(k) 0.2%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.2%
Egypt Treasury Bills
02/25/2025	29.320%	EGP	9,425,000	174,470
03/18/2025	29.150%	EGP	10,125,000	184,777
Total				359,247
Total Treasury Bills (Cost $370,417)				359,247

U.S. Treasury Obligations 1.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%		200,000	184,812
07/31/2028	1.000%		200,000	181,625
05/15/2032	2.875%		2,905,000	2,747,041
Total U.S. Treasury Obligations (Cost $3,275,614)				3,113,478

Call Option Contracts Purchased 0.5%
Value ($)
(Cost $896,818)	956,911

Put Option Contracts Purchased 0.0%

(Cost $86,199)	7,279

Money Market Funds 7.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(p),(q)	13,926,749	13,925,356
Total Money Market Funds (Cost $13,922,304)		13,925,356
Total Investments in Securities (Cost: $197,109,377)		198,142,013
Other Assets & Liabilities, Net		(11,488,145)
Net Assets		186,653,868
At September 30, 2024, securities and/or cash totaling $1,297,731 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
463,000 EUR	516,727 USD	Citi	11/13/2024	409	—

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	260	03/2026	USD	63,050,000	77,647	—
Euro-Bund	78	12/2024	EUR	10,523,760	38,262	—
U.S. Treasury Ultra Bond	70	12/2024	USD	9,316,563	—	(65,714)
Total					115,909	(65,714)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(260)	03/2025	USD	(62,374,000)	—	(67,873)
U.S. Long Bond	(63)	12/2024	USD	(7,823,813)	1,450	—
U.S. Treasury 10-Year Note	(213)	12/2024	USD	(24,341,906)	63,090	—
U.S. Treasury 10-Year Note	(43)	12/2024	USD	(4,914,094)	—	(778)
U.S. Treasury 2-Year Note	(76)	12/2024	USD	(15,826,406)	—	(57,770)
U.S. Treasury 5-Year Note	(75)	12/2024	USD	(8,241,211)	5,564	—
U.S. Treasury 5-Year Note	(68)	12/2024	USD	(7,472,031)	—	(26,718)
Total					70,104	(153,139)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	3,000,000	3,000,000	3.80	04/10/2025	92,100	150,529
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	2,000,000	2,000,000	3.25	08/19/2025	61,300	53,977
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	4,000,000	4,000,000	3.75	11/29/2024	126,800	153,364
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	12,400,000	12,400,000	3.15	09/05/2025	389,050	295,264
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	6,100,000	6,100,000	2.90	09/22/2025	123,068	100,834
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	5,000,000	5,000,000	4.00	05/07/2025	104,500	202,943
Total							896,818	956,911

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	3,000,000	3,000,000	4.50	04/16/2025	70,650	7,279
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	3,000,000	3,000,000	4.50	10/07/2024	15,549	—
Total							86,199	7,279

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(12,400,000)	(12,400,000)	2.65	9/05/2025	(187,550)	(130,024)

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(29,443)	—	—	—	(29,443)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(18,856)	—	—	—	(18,856)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(46,576)	—	—	—	(46,576)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	2,100,000	669,940	—	—	669,940	—
Total							575,065	—	—	669,940	(94,875)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	500,000	61,697	(250)	121,098	—	—	(59,651)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	300,000	58,676	(150)	79,136	—	—	(20,610)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	200,000	24,679	(100)	29,051	—	—	(4,472)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	24,679	(100)	6,423	—	18,156	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	320,000	49,730	(160)	72,361	—	—	(22,791)
Total							219,461	(760)	308,069	—	18,156	(107,524)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.236	USD	500,000	(87,184)	250	—	(102,900)	15,966	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.236	USD	500,000	(87,184)	250	—	(79,710)	—	(7,224)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	35.572	USD	226,629	(27,635)	113	—	(44,276)	16,754	—
Total								(202,003)	613	—	(226,886)	32,720	(7,224)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	10.740%
SOFR	Secured Overnight Financing Rate	4.840%

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $74,488,222, which represents 39.91% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(e)	Non-income producing investment.
(f)	Valuation based on significant unobservable inputs.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a security purchased on a when-issued basis.
(j)	Perpetual security with no specified maturity date.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)
The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	Represents a security purchased on a forward commitment basis.
(p)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(q)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	10,965,043	48,249,372	(45,290,587)	1,528	13,925,356	69	476,463	13,926,749
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7026_12_C01_(11/24)